Warrant Liability - Summary of Revaluation of Share Purchase Warrants (Parenthetical) (Details) - Warrants Issued through Rye Patch Acquisition	12 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Line Items]
Risk-free interest rate	1.90%
Dividend rate	0.00%
Bottom of Range
Disclosure Of Classes Of Share Capital [Line Items]
Expected life of warrants	2 months 12 days
Annualized volatility	25.90%
Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Expected life of warrants	3 years 2 months 12 days
Annualized volatility	45.70%